Label	Element	Value
Cornerstone Advisors Real Assets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Supplement [Text Block]	aic_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND

CORNERSTONE ADVISORS REAL ASSETS FUND

(THE "FUND")

SUPPLEMENT DATED JULY 27, 2017 TO THE PROSPECTUS DATED MARCH 1, 2017 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

BlackRock International Limited ("BIL") now serves as an investment sub-sub-adviser of the Fund pursuant to an investment sub-sub-advisory agreement with BlackRock Financial Management, LLC, an investment sub-adviser of the Fund. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.       IN THE "FUND FEES AND EXPENSES" SECTION, FOOTNOTE 1 OF THE "ANNUAL FUND OPERATING EXPENSES" TABLE IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Management Fee has been restated to reflect current fees. The fee shown is the total management fee that would have been paid by the Fund to the Adviser and the sub-advisers during the prior fiscal year based on the current sub-advisory fees and the allocation of Fund assets among the sub-advisers during the prior fiscal year. Each sub-adviser (other than BlackRock International Limited ("BIL"), a sub-sub-adviser to the Fund) receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. BIL receives its fee from the sub-advisory fee that the Fund pays BlackRock Financial Management, LLC ("BlackRock"). Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.

2.       THE FOLLOWING DISCLOSURE IS HEREBY ADDED IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SUMMARY SECTION:

BLACKROCK INTERNATIONAL LIMITED (SUB-SUB-ADVISER)

Christopher Allen, Managing Director, has served as a portfolio manager of the Fund since 2017.

3.       THE FOLLOWING DISCLOSURE IS HEREBY ADDED AT THE END OF THE "INVESTMENT ADVISER AND PORTFOLIO MANAGERS" SECTION:

A discussion regarding the basis for the Board's approval of the investment sub-sub-advisory agreement between BlackRock and BIL with respect to the Real Assets Fund will be available in the Fund's Annual Report dated October 31, 2017, which will cover the period from November 1, 2016 to October 31, 2017.

4.       THE "INFORMATION ON SUB-ADVISORY FEES AND TOTAL MANAGEMENT FEE" PARAGRAPH IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

The total management fee shown in each Fund's Fee Table (in the summary section of this prospectus) is the fee actually paid, or that would have been paid, by the Fund to the Adviser and the sub-advisers during the prior fiscal year based on the current sub-advisory fees and the allocation of Fund assets among the sub-advisers during the prior fiscal year. Each sub-adviser (other than BIL, a sub-sub-adviser to the Real Assets Fund) receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. BIL receives its fee from the sub-advisory fee that the Real Assets Fund pays BlackRock. Asset allocations and fees payable to each Fund's sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown in each Fund's Fee Table.

5.       THE FOLLOWING DISCLOSURE IS HEREBY ADDED UNDER THE "REAL ASSETS FUND" HEADING IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION:

BLACKROCK INTERNATIONAL LIMITED ("BIL") (Sub-Sub-Adviser), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a corporation organized under the laws of Scotland that serves as investment sub-sub-adviser to the Real Assets Fund. BIL is a wholly-owned indirect subsidiary of BlackRock, Inc., a Delaware corporation which was established in 1988. As of December 31, 2016, BIL had approximately $16.5 billion in assets under management.

PORTFOLIO MANAGER:

Christopher Allen, Managing Director and Portfolio Manager, has served as a portfolio manager of the Real Assets Fund since 2017. Mr. Allen joined BIL in 2006. Prior to joining BIL, Mr. Allen was a member of the Euro Fixed Income team at Merrill Lynch Investment Managers. Mr. Allen earned an M.A., with first class honors, in Mathematics from Oxford University in 2004.

Supplement Closing [Text Block]	aic_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.